SEGMENT INFORMATION - Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 438,637	$ 448,750	$ 430,604
Total assets	4,314,229	4,632,144
Vessels - FLNG | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	226,061	218,096	127,625
Total assets	1,933,677	1,814,588
Vessels - FLNG | CAMEROON | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,264,085	1,333,779	1,535,389
Liquefaction services revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	226,061	218,096	127,625
Liquefaction services revenue | Vessels - FLNG | CAMEROON | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 226,061	$ 218,096	$ 127,625